Intangible Assets, Net (Details) - Schedule of intangible assets, net - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Trademark	¥ 16,200	¥ 16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200
Total cost	33,615	33,615
Less: Accumulated amortization	20,786	18,940
Intangible assets, net	¥ 12,829	¥ 14,675